Subsequent Events (Legal Proceedings) (Details) - USD ($) $ in Thousands	May 09, 2016	Apr. 25, 2016	Apr. 19, 2016	Mar. 29, 2016	Mar. 28, 2016	Mar. 02, 2016
Notice by 902 Associates
Subsequent Event [Line Items]
Unpaid rent						$ 226
North America Photon Infotech Ltd.
Subsequent Event [Line Items]
Loss contingency, damages sought					$ 218
Pandora Media Inc.
Subsequent Event [Line Items]
Loss contingency, damages sought				$ 125
Subsequent Event | Notice by 902 Associates
Subsequent Event [Line Items]
Settlement of rent in arrears			$ 50
Subsequent Event | Carpathia Hosting, LLC
Subsequent Event [Line Items]
Loss contingency, damages sought		$ 658
Subsequent Event | Coda Search LLC
Subsequent Event [Line Items]
Loss contingency, damages sought	$ 27